BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2022

	Shares	Value
COMMON STOCKS - 99.7%
AUSTRALIA - 3.9%
Diversified - 1.1%
The GPT Group	1,879,699	$7,250,596
Manufactured Homes - 1.2%
Ingenia Communities Group	2,108,700	7,960,775
Office - 1.0%
Dexus	861,152	7,029,313
Self Storage - 0.6%
National Storage REIT	1,946,200	3,915,623
Total AUSTRALIA		26,156,307
CANADA - 3.0%
Office - 1.0%
Allied Properties Real Estate Investment Trust	173,318	6,464,679
Residential - 2.0%
InterRent Real Estate Investment Trust	1,031,100	13,188,249
Total CANADA		19,652,928
FRANCE - 6.8%
Hotel - 1.0%
Accor SA (n)	198,604	6,398,911
Office - 2.7%
Covivio	108,233	8,613,663
Gecina SA	71,065	8,956,249
Total Office		17,569,912
Retail - 3.1%
Unibail-Rodamco-Westfield (n)	278,070	20,829,578
Total FRANCE		44,798,401
GERMANY - 2.3%
Residential - 2.3%
Vonovia SE	333,970	15,566,565
Total GERMANY		15,566,565
HONG KONG - 4.0%
Diversified - 3.0%
Sun Hung Kai Properties Ltd.	1,127,897	13,419,137
Swire Properties Ltd.	2,541,926	6,281,612
Total Diversified		19,700,749
Retail - 1.0%
Wharf Real Estate Investment Company Ltd.	1,394,081	6,889,914
Total HONG KONG		26,590,663
JAPAN - 7.9%
Diversified - 0.9%
United Urban Investment Corp.	5,135	5,918,326
Hotel - 2.0%
Invincible Investment Corp.	19,406	6,697,825
Japan Hotel REIT Investment Corp.	12,589	6,418,193
Total Hotel		13,116,018
Industrial - 4.1%
GLP J-REIT	8,727	13,260,692
LaSalle Logiport REIT	2,653	3,815,935
Mitsui Fudosan Logistics Park, Inc.	2,176	10,261,257
Total Industrial		27,337,884
Office - 0.9%
Mitsui Fudosan Company Ltd.	282,862	6,053,904
Total JAPAN		52,426,132
SINGAPORE - 2.6%
Diversified - 2.6%
CapitaLand Integrated Commercial Trust	4,980,894	8,240,093
City Developments Ltd.	1,547,143	8,943,602
Total Diversified		17,183,695
Total SINGAPORE		17,183,695
SPAIN - 2.3%
Diversified - 2.3%
Merlin Properties Socimi SA	1,303,637	15,241,140
Total SPAIN		15,241,140
SWEDEN - 1.0%
Diversified - 1.0%
Hufvudstaden AB	452,004	6,415,720
Total SWEDEN		6,415,720
UNITED KINGDOM - 7.2%
Industrial - 0.9%
Tritax EuroBox PLC (e)	4,475,194	6,189,658
Office - 1.3%
Derwent London PLC	197,425	8,287,144
Residential - 1.4%
The UNITE Group PLC	621,987	9,421,485
Retail - 3.6%
Capital & Counties Properties PLC	4,152,193	9,475,055
Hammerson PLC	12,837,130	5,568,310
Shaftesbury PLC	1,124,750	9,075,959
Total Retail		24,119,324
Total UNITED KINGDOM		48,017,611
UNITED STATES - 58.7%
Datacenters - 3.1%
Digital Realty Trust, Inc.	142,810	20,250,458
Healthcare - 8.8%
Healthpeak Properties, Inc.	443,800	15,235,654
Ventas, Inc.	318,850	19,692,176
Welltower, Inc.	243,808	23,439,701
Total Healthcare		58,367,531
Hotel - 4.6%
Park Hotels & Resorts, Inc.	796,815	15,561,797
Pebblebrook Hotel Trust	605,664	14,826,655
Total Hotel		30,388,452
Industrial - 7.3%
Americold Realty Trust	360,064	10,038,584
Prologis, Inc.	239,323	38,645,878
Total Industrial		48,684,462
Manufactured Homes - 1.9%
Sun Communities, Inc.	73,480	12,880,309
Net Lease - 6.3%
Agree Realty Corp.	157,200	10,431,792
EPR Properties	242,800	13,283,588
VICI Properties, Inc.	622,302	17,710,715
Total Net Lease		41,426,095
Office - 4.2%
Alexandria Real Estate Equities, Inc.	50,160	10,094,700
Highwoods Properties, Inc.	232,400	10,629,976
Kilroy Realty Corp.	94,947	7,255,850
Total Office		27,980,526
Residential - 13.6%
American Homes 4 Rent	229,638	9,192,409
Essex Property Trust, Inc.	65,284	22,554,316
Invitation Homes, Inc.	475,300	19,097,554
Mid-America Apartment Communities, Inc.	88,727	18,583,870
UDR, Inc.	358,419	20,562,498
Total Residential		89,990,647
Retail - 5.2%
Federal Realty Investment Trust	98,700	12,048,309
Simon Property Group, Inc.	169,916	22,354,149
Total Retail		34,402,458
Self Storage - 3.7%
Public Storage	63,060	24,611,057
Total UNITED STATES		388,981,995
Total COMMON STOCKS
(Cost $570,619,471)		661,031,157
Total Investments - 99.7%
(Cost $570,619,471)		661,031,157
Other Assets in Excess of Liabilities - 0.3%		1,698,398
TOTAL NET ASSETS - 100.0%		$ 662,729,555
The following notes should be read in conjunction with the accompanying Schedule of Investments.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the total value of all such securities was $6,189,658 or 0.9% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (‘NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$26,156,307	$-	$26,156,307
Canada	19,652,928	-	-	19,652,928
France	-	44,798,401	-	44,798,401
Germany	-	15,566,565	-	15,566,565
Hong Kong	-	26,590,663	-	26,590,663
Japan	-	52,426,132	-	52,426,132
Singapore	-	17,183,695	-	17,183,695
Spain	-	15,241,140	-	15,241,140
Sweden	-	6,415,720	-	6,415,720
United Kingdom	5,568,310	42,449,301	-	48,017,611
United States	388,981,995	-	-	388,981,995
Total Common Stocks	414,203,233	246,827,924	-	661,031,157
Total	$414,203,233	$246,827,924	$-	$661,031,157